Revenues	12 Months Ended
Dec. 31, 2019
Revenues [Abstract]
Revenues

Note 12 – Revenues

	For the year ended December 31
	2017	2018	2019
	Thousands USD	Thousands USD	Thousands USD
Consumables	185	190	650
Support services (*)	-	400	598
Sales of printers (*)	276	4,320	5,770
Total	461	4,910	7,018
Printers rental	368	190	52
Total revenue	829	5,100	7,070

(*)	The Company's identified separated distinct performance obligations that include: Printer, maintenance, training and installation. The Company allocates the transaction price to the identified performance obligations based on the residual approach, while allocating the estimated standalone selling prices for performance obligations relating to maintenance, training and installation services, and the residual is allocated to the printer.

Revenues allocated to the printers and ink are recognized when the control is passed at a point in time. Maintenance revenue is recognized ratably, on a straight-line basis, over the period of the services. Revenue from training and installation is recognized during the time of performance.

Revenues per geographical locations:

	For the year ended December 31,
	2017	2018	2019
	Thousands USD	Thousands USD	Thousands USD
USA	481	2,727	3,367
Asia Pacific	156	1,239	1,591
Europe and Israel(*)	192	1,134	2,112
Total revenue	829	5,100	7,070

(*)	The Company combined all consumables revenues into the Europe and Israel geography, due to immateriality of the amounts.

Timing of revenue recognition:

	For the year ended December 31,
	2017	2018	2019
	Thousands USD	Thousands USD	Thousands USD
Goods and services transferred over time	368	590	650
Goods transferred at a point in time	461	4,510	6,420
Total revenue	829	5,100	7,070

The table below provides information regarding receivables, contract assets and contract liabilities deriving from contracts with customers.

	December 31,
	2018	2019
	Thousands USD	Thousands USD
Open balances	1,233	1,816
Income receivables	80	-
Contract liabilities	355	991

The contract liabilities primarily relate to the advance consideration received from customers for contracts giving yearly maintenance for the printer. The revenue is recognized in a straight line basis over the contracts' period.

Contract costs

Management expects that commissions paid to agents for obtaining contracts are recoverable. The Group applies the expedient included in IFRS 15.94 and recognizes incremental costs for obtaining the contract as an expense as incurred, where the amortization period of the asset it would have otherwise recognized is one year or less.